OTHER ASSETS AND LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current asset
Other assets consist of the following:

As at	March 31 2024	March 31 2023
Cross-currency interest rate swap instrument (i)	$17,204	$16,187
Variable for fixed interest rate swap instruments (ii)	1,198	467
Other	14	25
Total	$18,416	$16,679

Disclosure of other non-current liabilities	Other long-term liabilities consist of the following:

As at	March 31 2024	March 31 2023
Cross-currency interest rate swap instrument (i)	$14,101	$10,718